Share-Based Compensation (Details) - Schedule of share-based compensation expenses related to grants under the equity incentive plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 652	$ 188	$ 842	$ 320
Research & development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	358	104	446	200
General & administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 294	$ 84	$ 396	$ 120